Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 19.7	$ 22.2
Accrued payroll and bonus	12.3	8.6
Other accrued expenses	45.0	50.0
Total	$ 77.0	$ 80.8